Reconciliation of Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500At December 31, 2025 and 2024, benefit distributions that have been processed and approved for payment as of such date but not yet paid of $19 and $261, respectively, are not reflected in the financial statements. These amounts are reported as a liability on Form 5500.